Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Domestic	$(17,081)	$(23,583)	$(19,107)
Foreign	(16,569)	(9,205)	3,200
Pretax loss from continuing operations	$(33,650)	$(32,788)	$(15,907)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Current income tax expense:
Federal	$1,937	$467	$—
State and local	668	(881)	411
Foreign	(1,478)	1,117	1,096
Total current income tax expense	1,127	703	1,507
Deferred income tax expense (benefit):
Federal	2,370	89	(175)
State and local	(820)	(12)	(843)
Foreign	2,361	(323)	573
Total deferred income tax expense (benefit)	3,911	(246)	(445)
Total income tax expense	$5,038	$457	$1,062

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2022	2021	2020
	(in thousands)
U.S. federal statutory tax rate	$(7,067)	$(6,886)	$(3,340)
State and local income taxes, net	(292)	(962)	(519)
Stock-based compensation	(51)	10,865	6,770
Executive compensation limitation	3,566	—	—
Fair value of earnout liability	(828)	(3,946)	—
Transaction costs	125	(2,209)	—
Change in valuation allowance	12,844	3,085	(3,216)
Foreign rate differential	(2,066)	440	1,575
Return-to-provision adjustments	(1,029)	(196)	(538)
Permanent differences	29	334	65
Other, net	(193)	(68)	265
Total	$5,038	$457	$1,062

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2022	December 31, 2021
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$13,775	$10,716
Deferred revenue	4,301	5,315
Compensation and benefits	6,567	4,384
Research and development expenses	6,169	—
Lease liability	3,622	—
Foreign tax credits	270	720
Fair value of earnout liability	93	181
Other	457	1,047
	35,254	22,363
Less: Valuation allowance	(20,808)	(8,356)
Deferred tax assets, net	14,446	14,007

Deferred tax liabilities:
Property and equipment	(197)	(132)
Amortization	(2,595)	(214)
Commissions	(8,384)	(7,918)
Prepaid subscription	(836)	(822)
Unbilled receivable	(1,489)	(2,183)
Right-of-use assets	(3,402)	—
Total deferred tax liability	(16,903)	(11,269)
Net deferred tax (liabilities) assets	$(2,457)	$2,738
	December 31, 2022	December 31, 2021
	(in thousands)
Deferred tax assets, net of valuation allowance	$488	$3,182
Deferred tax liabilities	(2,945)	(444)
Net deferred tax (liabilities) assets	$(2,457)	$2,738

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	December 31, 2022	December 31, 2021
	(in thousands)
Beginning balance	$1,088	$5,369
Additions based on tax positions related to the current year	—	—
Reduction for tax positions of prior years	(12)	(4,281)
Reduction for settlements	(935)	—
Expiration of applicable statute of limitations	—	—
Ending balance	$141	$1,088